Financial Instruments (Schedule of Type of Interest Borne by Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (1,751,691)	$ (1,317,406)
Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	311,951	549,467
Financial liabilities	(864,953)	(837,698)
Financial assets (liabilities), net	(553,002)	(288,231)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	54,408	4,827
Financial liabilities	(665,080)	(324,887)
Financial assets (liabilities), net	$ (610,672)	$ (320,060)